Statement of Financial Position - USD ($)	Feb. 28, 2017	Aug. 31, 2016	Aug. 31, 2015
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 107,828	$ 46,585	$ 4,968
Other Assets, Current	1,500	1,500	15,007
Assets, Current	109,328	48,085	19,975
Assets, Noncurrent
Property, Plant and Equipment, Net	46,279
Goodwill	5,000	5,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,157,719	1,202,807	1,292,984
Other Assets, Noncurrent	13,507	16,502	14,507
Assets, Noncurrent	1,171,226	1,287,432	1,420,692
Assets	1,326,833	1,335,517	1,440,667
Liabilities, Current
Accrued Liabilities, Current	11,428	25,037	14,566
Due To Related Parties Current		8,000
Notes Payable, Current		90,000
Loans Payable, Current			275,000
Derivative Instruments and Hedges, Liabilities			446,785
Liabilities, Current	11,428	123,037	736,351
Liabilities, Noncurrent
Liabilities	11,428	123,037	736,351
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	32,387	27,343	14,817
Additional Paid in Capital, Common Stock	12,034,335	11,075,385	9,351,999
Retained Earnings (Accumulated Deficit)	(10,751,317)	(9,890,248)	(8,662,500)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,315,405	1,212,480	704,316
Liabilities and Equity	$ 1,326,833	$ 1,335,517	$ 1,440,667